Intangible Assets, Net (Details) - Schedule of Intangible Assets - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 74,620
Less: Accumulated amortization	(16,304)
Intangible assets, net	58,316
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	5,900
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	9,773
Agent resources [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	35,929
Brokerage license [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 23,018